[PROTECTIVE LETTERHEAD]

Steve Callaway
Senior Associate Counsel
Writer's Direct Number: (205) 268-3804
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

January 13, 2004

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  RE:
  Protective Life Insurance Company
  Protective Variable Annuity Separate Account
  MileageCredit Variable Annuity
  Filing Pursuant to Rule 497(j) for
  File No. 333-107331; 811-8108

Commissioners:

        On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information ("SAI") being used in connection with the offering of the "MileageCredit Variable Annuity", a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the SAI contained in Pre-Effective Amendment No. 1 for MileageCredit Variable Annuity Separate Account as filed with the Commission on November 26, 2003 via EDGARLINK.

        Please do not hesitate to call me at (800) 627-0220 if you have any questions.

                      Sincerely,

                      /s/  STEVE M. CALLAWAY

                      Steve M. Callaway